Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2021
Related Party Transactions
Schedule of transactions with related parties

Dividends receivable and other amounts due from related parties

	December 31,	June 30,
	2020	2021
Dividends receivable from associate (Note 3)	1,250	875
Other receivables	9	9
Total	1,259	884

Current Liabilities

Amounts due to related parties

	December 31,	June 30,
	2020	2021
Ship management creditors	124	146
Amounts due to related parties	164	45